Note N - Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Lessee, Operating Lease, Costs, Assets and Liabilities [Table Text Block]
	Three Months ended March 31, 2023	Three Months ended March 31, 2022

Lease cost
Operating lease cost	$-	$55,219
Total lease cost	$-	$55,219
Balance sheet information	March 31, 2023	December 31, 2022
Operating right-of-use assets	$131,223	$197,355

Operating lease liabilities, current portion	$96,584	$159,665
Operating lease liabilities, non-current portion	33,366	37,829
Total operating lease liabilities	$129,950	$197,494

Weighted average remaining lease term (in years) – operating leases	0.66	0.96
Weighted average discount rate – operating leases	5.50%	5.50%

Supplemental cash flow information related to leases were as follows:

Cash paid for amounts included in the measurement of operating lease liabilities for the three months ended March 31, 2023 and 2022:	$69,821	$65,108

Maturities of operating lease liabilities were as follows as of March 31, 2023:

2023 (9 months remaining)	$95,911
2024	38,808
Total future lease payments	$134,719
Less: imputed interest	(4,769)
Total	$129,950

	Year ended December 31, 2022	Year ended December 31, 2021
Lease cost
Operating lease cost	$254,649	$255,892
Total lease cost	$254,649	$255,892

Balance sheet information
Operating right-of-use assets	$197,355	$254,100

Operating lease liabilities, current portion	$159,665	$177,188
Operating lease liabilities, non-current portion	37,829	86,974
Total operating lease liabilities	$197,494	$264,162

Weighted average remaining lease term (in years) – operating leases	0.96	1.45
Weighted average discount rate – operating leases	5.50%	5.50%

Supplemental cash flow information related to leases were as follows:

Cash paid for amounts included in the measurement of operating lease liabilities	$259,558	$256,977

Maturities of operating lease liabilities were as follows as of December 31, 2022:

2023	$164,596
2024	38,808
Total future lease payments	$203,404
Less: imputed interest	(5,910)
Total	$197,494